Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 235,011
2026	220,771
2027	208,448
2028	195,447
2029	180,201
Total	$ 1,039,878